Income taxes (Disclosure of company's deferred tax assets) (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets	$ 6,022,000	$ 4,666,000	$ 4,329,000
Unrecognized deferred tax assets	(6,022,000)	(4,666,000)	(4,329,000)
Net deferred tax assets	0	0	0
Allowable capital losse [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets	221,000	221,000	47,000
Share Issue Cost [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets	23,000	16,000	16,000
Marketable securities [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets	9,000	5,000	0
Joint venture settlement obligation [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets	910,000	1,079,000	1,029,000
Convertible debt [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets	144,000	0	0
Non-capital and net operating loss carry forward [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets	$ 4,715,000	$ 3,345,000	$ 3,237,000